LOANS (Schedule of Loan Portfolio by Aging Categories) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 3,825	$ 3,824	$ 2,946
60-89 Days Past Due	1,811	2,261	975
Greater Than 90 Days	4,928	3,507	2,979
Total Past Due	10,564	9,592	6,900
Current	586,491	570,644	542,552
Total Loans	597,055	580,236	549,452
Recorded Investment > 90 Days and Accruing	182	149	379
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	754	305	868
60-89 Days Past Due	366	117	283
Greater Than 90 Days	635	596	825
Total Past Due	1,755	1,018	1,976
Current	85,804	80,739	72,038
Total Loans	87,559	81,757	74,014
Recorded Investment > 90 Days and Accruing	40		55
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	153	263
60-89 Days Past Due	262	25
Greater Than 90 Days	54	53	104
Total Past Due	469	341	104
Current	46,255	46,618	40,394
Total Loans	46,724	46,959	40,498
Recorded Investment > 90 Days and Accruing		53	53
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,767	3,157	1,941
60-89 Days Past Due	1,131	2,116	641
Greater Than 90 Days	4,232	2,845	2,027
Total Past Due	8,130	8,118	4,609
Current	417,250	405,117	393,029
Total Loans	425,380	413,235	397,638
Recorded Investment > 90 Days and Accruing	141	88	261
Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	151	99	137
60-89 Days Past Due	52	3	51
Greater Than 90 Days	7	13	23
Total Past Due	210	115	211
Current	23,943	24,692	25,217
Total Loans	24,153	24,807	25,428
Recorded Investment > 90 Days and Accruing	1	8	10
All Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	13,239	13,478	11,874
Total Loans	13,239	13,478	11,874
Recorded Investment > 90 Days and Accruing